SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2026
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Schedule of transactions between the group and related parties, and the related balances owed by and to them

		Value of transactions for the year ended
Party	Transaction type	06/30/2026	06/30/2025	06/30/2024
Joint ventures and associates	Sales and services	16,426,881	4,874,027	32,036,547
Joint ventures and associates	Purchases of goods and services	(45,233,940)	(24,076,814)	(61,946,096)
Key management personnel	Salaries, social security benefits and other benefits	(2,095,363)	(2,656,077)	(10,209,376)
Key management personnel	Sales and services	—	359,793	—
Key management personnel	Purchases of goods and services	(323,547)	(821,959)	—
Shareholders and other related parties	Sales of goods and services	1,800,392	3,714,441	2,911,723
Shareholders and other related parties	Purchases of goods and services	(2,535,475)	(3,517,528)	(1,998,349)
Shareholders and other related parties	In-kind contributions	1,838,521	4,343,549	2,409,244
Parent company and related parties to Parent	Interest expenses	—	—	(45,852)
Total		(30,122,531)	(17,780,568)	(36,842,159)

		Amounts receivable from related parties
Party	Transaction type	06/30/2026	06/30/2025
Shareholders and other related parties	Trade debtors	411,505	249,701
Shareholders and other related parties	Other receivables	4,656	2,775,092
Joint ventures and associates	Trade debtors	429,387	413,689
Joint ventures and associates	Other receivables	14,530,686	19,147,793
Total		15,376,234	22,586,275

		Amounts payable to related parties
Party	Transaction type	06/30/2026	06/30/2025
Parent company	Trade creditors	—	(878,874)
Key management personnel	Salaries, social security benefits and other benefits	(134,082)	(65,882)
Shareholders and other related parties	Trade and other payables	(195,585)	(286,172)
Joint ventures and associates	Trade creditors	(41,800,815)	(47,321,832)
Other related parties	Secured notes	—	(102,270,445)
Total		(42,130,482)	(150,823,205)